NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2025
NET INCOME PER SHARE
NET INCOME PER SHARE

20.NET INCOME PER SHARE

Basic and diluted net income per share for each of the periods presented were calculated as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net income attributable to shareholders of the Company	4,285,336	6,264,314	5,989,691
Denominator:
Weighted average ordinary shares outstanding used in computing basic income per ordinary share	320,749,805	298,012,150	266,496,992
Plus: incremental weighted average ordinary shares from assumed exercise of stock options and restricted shares using the treasury stock method	7,759,140	5,437,714	5,674,886
Weighted average ordinary shares outstanding used in computing diluted income per ordinary share	328,508,945	303,449,864	272,171,878
Basic net income per share	13.36	21.02	22.48
Diluted net income per share	13.04	20.64	22.01

For the years ended December 31, 2023, 2024 and 2025, options or restricted shares excluded from the calculation of diluted net income per share due to anti-dilutive effect were 370,590, 30,874 and 30,090 respectively.

For the convertible senior note, diluted EPS was calculated using the if-converted method by determining the number of shares needed to settle the conversion premium and adding that amount to shares outstanding to calculate the diluted EPS denominator. As the average market price of the shares was less than the conversion price, the conversion premium was zero and there were no dilutive effect for the year ended December 31, 2025.